Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758

April 12, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377
SoFi 50 ETF S000065095
SoFi Gig Economy ETF S000065096
SoFi Next 500 ETF S000065094
SoFi Select 500 ETF S000065093

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, SoFi 50 ETF, SoFi Gig Economy ETF, SoFi Next 500 ETF, and SoFi Select 500 ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 6, 2019, and filed electronically as Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N‑1A on April 5, 2019.

If you have any questions or require further information, please contact Kent Barnes at 414-765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Sub-Administrator to the Tidal ETF Trust